Derivative Instruments, Offsetting Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	$ 57,954	$ 20,586
Gross amounts offset in the consolidated balance sheet	(21,052)	(2,297)
Net amounts of assets presented in the consolidated balance sheet	36,902	18,289
Gross amounts not offset in the consolidated balance sheet in financial instruments	(36,902)	(18,289)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
Interest Rate Swaps [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	25,497	17,921
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	25,497	17,921
Gross amounts not offset in the consolidated balance sheet in financial instruments	(25,497)	(17,921)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
Interest Rate Swaptions [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	89	368
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	89	368
Gross amounts not offset in the consolidated balance sheet in financial instruments	(89)	(368)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
TBAs [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	21,052	2,297
Gross amounts offset in the consolidated balance sheet	(21,052)	(2,297)
Net amounts of assets presented in the consolidated balance sheet	0	0
Gross amounts not offset in the consolidated balance sheet in financial instruments	0	0
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	$ 0
Treasury Futures [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	11,316
Gross amounts offset in the consolidated balance sheet	0
Net amounts of assets presented in the consolidated balance sheet	11,316
Gross amounts not offset in the consolidated balance sheet in financial instruments	(11,316)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0
Net amount	$ 0